ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2022
Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands, except share and per share data)

	December 31,
	2022	2021
ASSETS

Current assets:
Cash and cash equivalents	$27	$38
Receivables from a subsidiary	3,398	—
Prepaid expenses and other current assets	7	—

Total current assets	3,432	38

Investments in subsidiaries	802,512	790,471

Other long-term assets	—	452

Total assets	$805,944	$790,961

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	$739	$1,186
Payables to an affiliated company	474	—
Payables to subsidiaries	4,125	355

Total current liabilities	5,338	1,541

Total liabilities	5,338	1,541

Shareholders’ equity:
Class A ordinary shares, par value $0.0001; 1,927,488,240 shares authorized; 770,352,700 and 370,352,700 shares issued and outstanding , respectively	77	37
Class B ordinary shares, par value $0.0001; 72,511,760 shares authorized; 72,511,760 shares issued and outstanding	7	7
Additional paid-in capital	2,477,359	2,134,227
Accumulated other comprehensive losses	(11,671)	(6,136)
Accumulated losses	(1,665,166)	(1,338,715)

Total shareholders’ equity	800,606	789,420

Total liabilities and shareholders’ equity	$805,944	$790,961

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(In thousands)

	Year Ended December 31,
	2022	2021	2020

Operating revenues	$—	$—	$—
Operating costs and expenses	(12)	—	—

Operating loss	(12)	—	—

Non-operating (expenses) income:
Foreign exchange (losses) gains, net	(2)	(1)	1
Share of results of subsidiaries	(326,437)	(252,554)	(321,627)

Total non-operating expenses, net	(326,439)	(252,555)	(321,626)

Loss before income tax	(326,451)	(252,555)	(321,626)
Income tax expense	—	—	—

Net loss	$(326,451)	$(252,555)	$(321,626)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(In thousands)

	Year Ended December 31,
	2022	2021	2020

Net loss	$(326,451)	$(252,555)	$(321,626)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(5,535)	(18,012)	11,607

Other comprehensive (loss) income	(5,535)	(18,012)	11,607

Total comprehensive loss	$(331,986)	$(270,567)	$(310,019)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31,
	2022	2021	2020
Cash flows from operating activities:

Net cash provided by (used in) operating activities	$830	$472	$(119)

Cash flow from an investing activity:
Capital contribution to a subsidiary	(300,000)	—	(500,000)

Cash used in an investing activity	(300,000)	—	(500,000)

Cash flow from a financing activity:
Net proceeds from (payments for) issuance of shares	299,159	(445)	499,222

Cash provided by (used in) a financing activity	299,159	(445)	499,222

(Decrease) increase in cash and cash equivalents	(11)	27	(897)
Cash and cash equivalents at beginning of year	38	11	908

Cash and cash equivalents at end of year	$27	$38	$11

Supplemental cash flow disclosure:
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$—	$—	$445